Regulatory Capital (Components Of Tier 1 Capital And Total Capital) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total stockholders' equity	$ 8,838.8		$ 8,334.8
Less: Goodwill	(334.6)		(345.9)		(345.9)
Qualifying reserve for credit losses and other reserves	356.1		379.3	[1]	407.8
Total Capital (to risk-weighted assets), Actual	17.40%		17.00%
Total Capital (to risk-weighted assets), Required Ratio for Capital Adequacy Purposes	10.00%	[2]	13.00%	[2]
Tier 1 Capital (to risk-weighted assets), Actual	16.70%		16.20%
Tier 1 Capital (to risk-weighted assets), Required Ratio for Capital Adequacy Purposes	6.00%		6.00%
Tier 1 Leverage Ratio, Actual	18.10%		18.30%
Tier 1 Leverage Ratio, Required Ratio for Capital Adequacy Purposes	4.00%		4.00%
Percentage of net unrealized pretax gains permitted in Tier 2 capital on AFS equity securities	45.00%
CIT Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total Capital (to risk-weighted assets), Actual	18.10%		22.70%
Total Capital (to risk-weighted assets), Required Ratio for Capital Adequacy Purposes	10.00%		10.00%
Tier 1 Capital (to risk-weighted assets), Actual	16.80%		21.50%
Tier 1 Capital (to risk-weighted assets), Required Ratio for Capital Adequacy Purposes	6.00%		6.00%
Tier 1 Leverage Ratio, Actual	16.90%		20.20%
Tier 1 Leverage Ratio, Required Ratio for Capital Adequacy Purposes	5.00%	[3]	5.00%	[3]
Tier 1 Capital [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total stockholders' equity	8,838.8		8,334.8
Effect of certain items in accumulated other comprehensive loss excluded from Tier 1 Capital	24.2		41.1
Adjusted total equity	8,863.0		8,375.9
Less: Goodwill	(338.3)	[4]	(345.9)	[4]
Disallowed intangible assets	(20.3)	[4]	(32.7)	[4]
Investment in certain subsidiaries	(32.3)		(34.4)
Other Tier 1 components	(32.6)	[5]	(68.0)	[5]
Tier 1 Capital	8,439.5		7,894.9
Tier 1 Capital [Member] | CIT Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total stockholders' equity	2,596.6		2,437.4
Effect of certain items in accumulated other comprehensive loss excluded from Tier 1 Capital			(0.4)
Adjusted total equity	2,596.6		2,437.0
Other Tier 1 components			(14.3)	[5]
Tier 1 Capital	2,596.6		2,422.7
Tier 2 Capital [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Investment in certain subsidiaries	(32.3)		(34.4)
Qualifying reserve for credit losses and other reserves	383.9	[6]	402.6	[6]
Other Tier 2 components	0.1	[7]	0.5	[7]
Total qualifying capital	8,791.2		8,263.6
Risk-weighted assets	50,571.2		48,616.9
Tier 2 Capital [Member] | CIT Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Qualifying reserve for credit losses and other reserves	193.6	[6]	141.2	[6]
Other Tier 2 components			0.3	[7]
Total qualifying capital	2,790.2		2,564.2
Risk-weighted assets	$ 15,451.9		$ 11,288.3

[1]	Represents loans considered impaired in FSA and are accounted for under the guidance in ASC 310-30 (Loans and Debt Securities Acquired with Deteriorated Credit Quality).
[2]	The Company previously had committed to maintaining the capital ratio above regulatory minimum
[3]	Required ratio for capital adequacy purposes to be well capitalized
[4]	Goodwill and disallowed intangible assets adjustments also reflect the portion included within assets held for sale.
[5]	Includes the portion of net deferred tax assets that does not qualify for inclusion in Tier 1 capital based on the capital guidelines, the Tier 1 capital charge for nonfinancial equity investments and the Tier 1 capital deduction for net unrealized losses on available-for-sale marketable securities (net of tax).
[6]	“Other reserves” represents additional credit loss reserves for unfunded lending commitments, letters of credit, and deferred purchase agreements, all of which are recorded in Other Liabilities.
[7]	Banking organizations are permitted to include in Tier 2 Capital up to 45% of net unrealized pretax gains on available-for-sale equity securities with readily determinable fair values.